Reinsurance (Tables)	12 Months Ended
Dec. 31, 2020
Reinsurance Disclosures [Abstract]
Ceded reinsurance	Assumed, ceded and net amounts for the years ended December 31, 2020, 2019 and 2018 were as follows (in thousands of U.S. dollars):

	Premiums Written	Premiums Earned	Losses and Loss Expenses
2020
Non-life	$5,376,703	$5,571,201	$4,358,975
Life and Health	1,499,222	1,505,819	1,344,117
Assumed	$6,875,925	$7,077,020	$5,703,092

Non-life	$550,784	$516,672	$342,271
Life and Health	24,283	23,522	25,921
Ceded	$575,067	$540,194	$368,192

Non-life	$4,825,919	$5,054,529	$4,016,704
Life and Health	1,474,939	1,482,297	1,318,196
Net	$6,300,858	$6,536,826	$5,334,900

	Premiums Written	Premiums Earned	Losses and Loss Expenses
2019
Non-life (1)	$5,792,542	$5,433,357	$3,879,242
Life and Health	1,492,778	1,489,721	1,277,684
Assumed	$7,285,320	$6,923,078	$5,156,926

Non-life (1)	$353,735	$375,301	$219,102
Life and Health	22,527	22,559	14,668
Ceded	$376,262	$397,860	$233,770

Non-life (1)	$5,438,807	$5,058,056	$3,660,140
Life and Health	1,470,251	1,467,162	1,263,016
Net	$6,909,058	$6,525,218	$4,923,156

	Premiums Written	Premiums Earned	Losses and Loss Expenses
2018
Non-life	$5,064,780	$4,751,958	$3,566,201
Life and Health	1,235,149	1,235,973	1,035,363
Assumed	$6,299,929	$5,987,931	$4,601,564

Non-life	$472,498	$450,096	$397,554
Life and Health	24,067	24,025	10,755
Ceded	$496,565	$474,121	$408,309

Non-life	$4,592,282	$4,301,862	$3,168,647
Life and Health	1,211,082	1,211,948	1,024,608
Net	$5,803,364	$5,513,810	$4,193,255

(1)Non-life Losses and loss expenses include amounts allocated to Corporate and Other as disclosed in Note 18.